Offerings	Dec. 23, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one right(2)
Maximum Aggregate Offering Price	$ 69,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,528.90
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Representing 6,900,000 units including 6,000,000 units to be issued in the offering and up to 900,000 units which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any, each consisting of one Class A ordinary share and one right to receive one-seventh of one Class A ordinary share upon the consummation of the issuer’s initial business combination.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units(3)
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the units(3)
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights included as part of the units(3)
Maximum Aggregate Offering Price	$ 9,857,140
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,361.27
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.